Registration No. 2-34393

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                        /__/

         Post-Effective Amendment No.   81                  /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940

         Amendment No.   64                                 /X/

                        (Check appropriate box or boxes.)

JANUS INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-4928
Address of Principal Executive Offices           (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863

Stephen L. Stieneker - 100 Fillmore Street, Denver, Colorado 80206-4928 (Name and Address of Agent for Service)

Approximate Date of Proposed Offering:  June 26, 1997

It is proposed that this filing will become effective (check appropriate line):

     X immediately upon filing pursuant to paragraph (b) of Rule 485. on (date) pursuant to paragraph (b) of Rule 485.
          60 days after filing pursuant to paragraph (a)(1) of Rule 485. on (date) pursuant to paragraph (a)(1) of Rule 485.
          75 days after filing pursuant to paragraph (a)(2) of Rule 485. on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following line:
          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2(a) and filed a Rule 24f-2 Notice on December 13, 1996, for the fiscal year ended October 31, 1996, with respect to all of its series and classes in existence as of October 31, 1996.

                              JANUS INVESTMENT FUND
                         (Janus Special Situations Fund)

                              Cross Reference Sheet
                     Between the Prospectus and Statement of
                    Additional Information and Form N-1A Item
      (Cross Reference Sheet for Other Series of Janus Investment Fund are
    included in a previous post-effective amendment relating to those series)


FORM N-1A ITEM                          CAPTION IN PROSPECTUS

PART A


1.   Cover Page                         Cover Page

2.   Synopsis                           Cover  Page;  Fund at a Glance;  Expense
                                        Information

3.   Condensed Financial                Financial Highlights; Performance Terms
     Information

4.   General Description of             Fund at a  Glance;  The Fund in  Detail;
     Registrant                         Investment Objective and Strategy; Types
                                        of   Investments;    General   Portfolio
                                        Policies;   Additional   Risk   Factors;
                                        Appendix  A  -  Glossary  of  Investment
                                        Terms;   Appendix  B  -  Explanation  of
                                        Rating  Categories

5.   Management of the Fund             Management of the Fund

5A.  Management's Discussion of         Not Applicable
     Fund Performance

6.   Capital Stock and Other            Distributions  and Taxes;  Shareholder's
     Securities                         Manual

7.   Purchase of Securities Being       Shareholder's Manual
     Offered

8.   Redemption or Repurchase           Shareholder's Manual

9.   Pending Legal Proceedings          Not Applicable

FORM N-1A ITEM                          CAPTION IN STATEMENT OF
                                        ADDITIONAL INFORMATION
PART B


10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and            Miscellaneous Information
     History

13.  Investment Objectives and          Investment  Policies,  Restrictions  and
     Policies                           Techniques;   Types  of  Securities  and
                                        Investment Techniques

14.  Management of the Fund             Investment    Adviser;    Officers   and
                                        Trustees

15.  Control Persons and Principal      Principal Shareholders
     Holders of Securities

16.  Investment Advisory and            Investment Adviser; Custodian,  Transfer
     Other Services                     Agent    and    Certain    Affiliations;
                                        Portfolio  Transactions  and  Brokerage;
                                        Officers  and  Trustees;   Miscellaneous
                                        Information

17.  Brokerage Allocation and           Portfolio Transactions and Brokerage
     Other Practices

18.  Capital Stock and Other            Purchase   of  Shares;   Redemption   of
     Securities                         Shares; Miscellaneous Information

19.  Purchase, Redemption and           Purchase   of  Shares;   Redemption   of
     Pricing of Securities Being        Shares; Shareholder Accounts
     Offered

20.  Tax Status                         Income    Dividends,    Capital    Gains
                                        Distributions and Tax Status

21.  Underwriters                       Custodian,  Transfer  Agent and  Certain
                                        Affiliations

22.  Calculation of Performance         Performance Information
     Data

23.  Financial Statements               Financial Statements

                              JANUS INVESTMENT FUND
                          JANUS SPECIAL SITUATIONS FUND

      Supplement Dated June 26, 1997 to Prospectus Dated November 29, 1996



THIS SUPPLEMENT IS INTENDED TO BE USED WITH THE PROSPECTUS DATED NOVEMBER 29, 1996, AND REPLACES THE SUPPLEMENT DATED DECEMBER 12, 1996. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS PREVIOUSLY FURNISHED TO YOU, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-525-3713.

I. The address on the inside front cover of the Prospectus is amended as follows:

                              100 Fillmore Street
                              Denver, CO 80206-4928
                                 1-800-525-3713
                              http://www.Janus.com

II. The following table is added at page 2 of the Prospectus:

FINANCIAL HIGHLIGHTS

The unaudited information below is for the fiscal period from December 31, 1996 (inception) to April 30, 1997.


                                                                                                  Janus Special Situations Fund
------------------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period                                                                     $10.00
------------------------------------------------------------------------------------------------------------------------------------
    Income from investment operations:
 2. Net investment income                                                                                        --
 3. Net gains or (losses) on securities (both realized and unrealized)                                          .82
------------------------------------------------------------------------------------------------------------------------------------
 4. Total from investment operations                                                                            .82
------------------------------------------------------------------------------------------------------------------------------------
    Less distributions:
 5. Dividends (from net investment income)                                                                       --
 6. Distributions (from capital gains)                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
 7. Total distributions                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
 8. Net asset value, end of period                                                                           $10.82
------------------------------------------------------------------------------------------------------------------------------------
 9. Total return*                                                                                              8.30%
10. Net assets, end of period (in millions)                                                                    $124
11. Average net assets for the period (in millions)                                                             $91
12. Ratio of gross expenses to average net assets**                                                            1.34%
13. Ratio of net expenses to average net assets**                                                              1.32%
14. Ratio of net investment income to average net assets**                                                     0.13%
15. Portfolio turnover rate**                                                                                   140%
16. Average commission rate                                                                                  $.0423
------------------------------------------------------------------------------------------------------------------------------------

 *Total return is not annualized.
**Annualized.

III. The "Express or Certified Mail" address in the section "How to Open Your Janus Account" on page 7 of the Prospectus and the section "Quick Address and Telephone Reference" on page 8 of the Prospectus are amended as follows:

     For Overnight Carrier
     Janus
     Suite 101
     3773 Cherry Creek North Drive
     Denver, CO 80209-3811

IV. The second paragraph of the section "Investment Adviser" on page 11 of the Prospectus is amended as follows: Janus Capital began serving as investment adviser to certain series of the Trust in 1970 and currently serves as investment adviser to all of the Janus funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

V. The management fee schedule in the section "Breakdown of Management Expenses and Expense Limits" on page 11 of the Prospectus is amended as follows:

     As of July 1, 1997,  management  fees will accrue at the  following  rates:
     0.75% on the first $300 million in assets; 0.70% on the next $200 million in assets; and 0.65% on assets in excess of $500 million.

VI. The "Custodian" paragraph of the section "Other Service Providers" on page 12 of the Prospectus is amended as follows:

     Custodian
     State Street Bank and Trust Company
     P.O. Box 0351
     Boston, Massachusetts 02117-0351

VII. The first paragraph of the section "Distributions" on page 13 of the Prospectus is amended as follows:

     To avoid taxation, the Internal Revenue Code requires the Fund to distribute net income and any net gains realized by its investments annually. The Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends and capital gains distributions are declared and paid in December.

                          JANUS SPECIAL SITUATIONS FUND

                               100 Fillmore Street

                             Denver, CO 80206-4928

                                 (800) 525-3713
--------------------------------------------------------------------------------
                       Statement of Additional Information

                 November 29, 1996 as supplemented June 26, 1997

--------------------------------------------------------------------------------


     Janus Special Situations Fund (the "Fund") is a no-load mutual fund that seeks capital appreciation by investing primarily in common stocks. The Fund seeks investments in companies that its portfolio manager believes have been overlooked or undervalued by other investors. Although the Fund emphasizes these types of companies, it may invest in other companies that the portfolio manager believes have the potential for significant capital appreciation.

     The Fund is a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund is managed by Janus Capital Corporation ("Janus Capital").


     This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with the Fund's Prospectus dated November 29, 1996 as supplemented June 26, 1997, which is incorporated by reference into this SAI and may be obtained from the Trust at the above phone number or address. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus.


                                                                    [LOGO] JANUS

                          JANUS SPECIAL SITUATIONS FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                            Page
--------------------------------------------------------------------------------
     Investment Policies, Restrictions and Techniques .......................  3
        Investment Objective ................................................  3
        Portfolio Policies ..................................................  3
        Investment Restrictions .............................................  3
        Types of Securities and Investment Techniques .......................  4
          Illiquid Investments ..............................................  4
          Zero Coupon, Pay-In-Kind and Step Coupon Securities ...............  5
          Pass-Through Securities ...........................................  5
          Depositary Receipts ...............................................  6
          Other Income-Producing Securities .................................  6
          High-Yield/High-Risk Securities ...................................  7
          Repurchase and Reverse Repurchase Agreements ......................  7
          Futures, Options and Other Derivative Instruments .................  7
     Investment Adviser ..................................................... 14
     Custodian, Transfer Agent and Certain Affiliations ..................... 15
     Portfolio Transactions and Brokerage ................................... 15
     Officers and Trustees .................................................. 17
     Purchase of Shares ..................................................... 18
        Net Asset Value Determination ....................................... 18
        Reinvestment of Dividends and Distributions ......................... 19
     Redemption of Shares ................................................... 19
        Shareholder Accounts ................................................ 19
        Telephone Transactions .............................................. 20
        Systematic Redemptions .............................................. 20
     Retirement Plans ....................................................... 20
     Income Dividends, Capital Gains Distributions and Tax Status ........... 20

     Principal Shareholders ................................................. 21

     Miscellaneous Information .............................................. 21
        Shares of the Trust ................................................. 21
        Voting Rights ....................................................... 21
        Independent Accountants ............................................. 21
        Registration Statement .............................................. 22
     Performance Information ................................................ 22

     Financial Statements ................................................... 22

--------------------------------------------------------------------------------

INVESTMENT POLICIES, RESTRICTIONS AND TECHNIQUES

INVESTMENT OBJECTIVE

     As stated in the Prospectus, the Fund's investment objective is capital appreciation. There can be no assurance that the Fund will, in fact, achieve its objective. The investment objective of the Fund is not fundamental and may be changed by the Trustees without shareholder approval.

PORTFOLIO POLICIES

     The Prospectus discusses the types of securities in which the Fund will invest, portfolio policies of the Fund and the investment techniques of the Fund. The Prospectus includes a discussion of portfolio turnover policies.


     The Fund's portfolio turnover rate (total long-term purchases or sales, whichever is less, divided by the average monthly value of a fund's long-term portfolio securities) for the fiscal period ended April 30, 1997 was 140%.


INVESTMENT RESTRICTIONS

     As indicated in the Prospectus, the Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Fund if a matter affects just the Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund) are present or represented by proxy. As fundamental policies, the Fund may not:

     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to fifty percent (50%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets.

     (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. government securities).

     (3) Invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

     As a fundamental policy, the Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

     The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities shall be deemed to be without value for the purpose of monitoring this policy.

     (b) The Fund will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

     (c) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (d) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (e) The Fund does not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Fund invests in a money market fund, Janus Capital will reduce its advisory fee by the amount of any investment advisory and administrative services fees paid to the investment manager of the money market fund.

     (f) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net assets, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (g) The Fund does not intend to purchase securities of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the cost of the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value at the time of such purchase.

     (h) The Fund does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Fund may own debt or equity securities of companies engaged in those businesses.

     (i) The Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (j) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (k) The Fund may not invest in companies for the purpose of exercising control of management.


     For purposes of the Fund's restriction on investing in a particular industry, the Fund will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").


TYPES OF SECURITIES AND INVESTMENT TECHNIQUES

ILLIQUID INVESTMENTS


     The Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees of the Fund have authorized Janus Capital to make liquidity determinations with respect to its securities, including Rule 144A securities, commercial paper and municipal lease obligations. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a Nationally Recognized Statistical Rating Organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other securities market is not deemed to be a restricted security subject to these procedures.


ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

     The Fund may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

PASS-THROUGH SECURITIES

     The Fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Fund. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The Fund's portfolio managers will consider estimated prepayment rates in calculating the average weighted maturity of the Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

DEPOSITARY RECEIPTS

     The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Fund may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

OTHER INCOME-PRODUCING SECURITIES

     Other types of income producing securities that the Fund may purchase include, but are not limited to, the following types of securities:

     Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). See also "Inverse Floaters."

     Standby commitments. These instruments, which are similar to a put, give the Fund the option to obligate a broker, dealer or bank to repurchase a security held by the Fund at a specified price.

     Tender option bonds. Tender option bonds are generally long-term securities that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

     Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value. Certain variable rate securities (including certain mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. The Fund will not invest more than 5% of its assets in inverse floaters.

     The Fund will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio.

HIGH-YIELD/HIGH-RISK SECURITIES

     The Fund intends to invest less than 35% of its net assets in debt securities that are rated below investment grade (e.g., securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.


     The Fund may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The Fund's portfolio manager will analyze the credit worthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. Unrated debt securities will be included in the 35% limit unless the portfolio managers deem such securities to be the equivalent of investment grade securities.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

     In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.


     The Fund may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities. In a reverse repurchase agreement, the Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested
proceeds  is  less  than  the  expense  of  the  reverse  repurchase   agreement
transaction. This technique may also have a leveraging effect on the Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

     Futures Contracts. The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.


     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to a return of margin owed to the Fund only in proportion to the amount received by the

FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian.


     The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.


     Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

     The Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.


     If the Fund owns Treasury bonds and the portfolio managers expect interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers expect interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers still may not result in a successful use of futures.

     Futures Contracts Entail Risks. Although the Fund believes that use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the portfolio managers' investment judgement proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

     Options on Futures Contracts. The Fund may buy and write put and call options on futures contracts. An option on a future gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the future's price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its portfolio managers' projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.


     The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency being hedged by a forward sale contract or the Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.


     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

     Options on Foreign Currencies. The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

     The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


     The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or other liquid assets in a segregated account with the Fund's custodian.

     The Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.


     Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Fund may write and buy options on the same types of securities that the Fund may purchase directly.


     A put option written by the Fund is "covered" if the Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Fund's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and other liquid assets in a segregated account with its custodian.

     The Fund also may write call options that are not covered for cross-hedging purposes. The Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio managers believe that writing the option would achieve the desired hedge.


     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


     In the case of a written call option, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Fund to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit the Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security.


     The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities,
(iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Fund may write options in connection with buy-and-write transactions. In other words, the Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

     The Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.


     Swaps and Swap-Related Products. The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.


     There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

     Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments. Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

     Options  on  foreign   currencies   traded  on  Exchanges  are  within  the
jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

INVESTMENT ADVISER


     As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments, provide office space for the Fund, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Fund.


     The Fund pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, costs of preparing, printing and mailing the Fund's Prospectus and SAI to current shareholders, and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreement, Janus
Capital furnishes certain other services, including net asset value determination and Fund accounting, recordkeeping, and blue sky registration and monitoring services, for which the Fund may reimburse Janus Capital for its costs.


     For the period from inception through June 30, 1997, the Fund agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 1% of the first $30 million of the Fund's average daily net assets, 0.75% of the next $270 million of the Fund's average daily net assets, 0.70% of the next $200 million of the Fund's average daily net assets, and 0.65% of the average daily net assets of the Fund in excess of $500 million. As of July 1, 1997, the Fund has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.75% on the first $300 million of the Fund's average daily net assets, 0.70% on the next $200 million of the Fund's average daily net assets, and 0.65% of the average daily net assets of the Fund in excess of $500 million.

     For the fiscal period ended April 30, 1997, the investment advisory fee was $251,309. Janus Capital did not waive any portion of its fee during this period.


     The current Advisory Agreement became effective on September 10, 1996, and it will continue in effect until June 16, 1998, and thereafter from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Fund. The Advisory Agreement i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice;
ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the Fund, including the Trustees who are not interested persons of the Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating Funds on a pro rata basis.

     Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

     As indicated in the Prospectus, Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts except under the limited exceptions contained in Janus Capital's policy regarding personal investing by directors, officers and employees of Janus Capital and the Fund. The policy requires investment personnel and officers of Janus Capital, inside directors of Janus Capital and the Fund and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction known to be under consideration for or to have been effected on behalf of any client account, including the Fund.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/Trustees of Janus Capital and the Fund to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.

     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS


     State Street Bank and Trust Company ("State Street"), P.O. Box 0351, Boston, Massachusetts 02117-0351, is the custodian of the domestic securities and cash of the Fund. State Street and the foreign subcustodians selected by it and approved by the Trustees, have custody of the assets of the Fund held outside the U.S. and cash incidental thereto. The custodian and subcustodians hold the Fund's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Fund.

     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Fund. For transfer agency and other services, Janus Service receives a fee calculated at an annual rate of .16% of average net assets and, in addition, $4 per open shareholder account. In addition, the Fund pays DST Systems, Inc. ("DST"), a subsidiary of KCSI, license fees at the rate of $2.56 per shareholder account for the use of DST's shareholder accounting system. The Fund pays DST for the use of their portfolio and fund accounting system a base fee paid monthly between $250 to $1,250 based on the number of Janus funds utilizing the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month). In addition, the Fund pays DST postage and forms costs of a DST affiliate incurred in mailing Fund shareholder transaction confirmations.


     The Trustees have authorized the Fund to use another affiliate of DST as introducing broker for certain Fund portfolio transactions as a means to reduce Fund expenses through a credit against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage."

     Janus Distributors, Inc. ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Fund may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the Fund or to a third party service provider to the Fund to pay Fund expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities.


     Most broker dealers used by Janus Capital provide research and other services described above. For the fiscal period ended April 30, 1997, the Fund paid $48,582 of its total brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Fund on transactions of $32,031,532. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.


     Janus Capital may use research products and services in servicing other accounts in addition to the Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Fund. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

     Janus Capital may consider sales of Fund shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Fund shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

     When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

     The Fund's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.


     The total amount of brokerage commissions paid by the Fund during the fiscal period ended April 30, 1997, was $233,435. Included in the brokerage commissions paid for the fiscal period was $1,651 paid through DSTS which served to reduce by $1,239 certain out-of-pocket expenses paid by the Fund. Brokerage commissions paid through DSTS for the fiscal period represented .71% of the Fund's aggregate brokerage commissions for such fiscal period, while .01% of the aggregate dollar amount of the Fund's portfolio transactions involving a commission payment were executed through DSTS. The difference between commissions paid to DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker. Differences in the percentage of total commissions versus the percentage of total transactions is due, in part, to variations among share prices and number of shares traded, while average price per share commission rates were substantially the same.

     For the fiscal period ended April 30, 1997, the Fund did not own securities of a regular broker-dealer.

OFFICERS AND TRUSTEES

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. In August 1992, Janus Venture Fund, Inc. and Janus Twenty Fund, Inc. (both separate Maryland corporations) and the Janus Income Series (a Massachusetts business trust comprised of Janus Flexible Income Fund and Janus Intermediate Government Securities Fund series) were reorganized into separate series of the Trust. In general, all references to Trust offices in this section include comparable offices with the respective predecessor funds, unless a Trust office was filled subsequent to the reorganization.

Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street

Denver, CO 80206-4928

     Trustee, Chairman and President of Janus Aspen Series. Chairman, Chief Executive Officer, Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street

Denver, CO 80206-4928
     Trustee and Executive Vice President of Janus Aspen Series. Chief Investment Officer, Vice President and Director of Janus Capital. Executive Vice President and Portfolio Manager of Janus Fund. Executive Vice President and Co-Manager of Janus Venture Fund.


David C. Decker* - Executive Vice President
100 Fillmore Street

Denver, CO 80206-4928

     Executive Vice President and Portfolio Manager of Janus Special Situations Fund. Formerly, research analyst at Janus Capital (1992-1996). Obtained an M.B.A. in finance from the Fuqua School of Business at Duke University (1990-1992).



Steven R. Goodbarn* - Vice President and Chief Financial Officer
100 Fillmore Street

Denver, CO 80206-4928
     Vice President and Chief Financial Officer of Janus Aspen Series. Vice President of Finance, Treasurer and Chief Financial Officer of Janus Service, Janus Distributors and Janus Capital Director of IDEX and Janus Distributors. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. Formerly (May 1992-January 1996), Treasurer of Janus Investment Fund and Janus Aspen Series.


Glenn P. O'Flaherty* - Treasurer and Chief Accounting Officer
100 Fillmore Street

Denver, CO 80206-4928

     Treasurer and Chief Accounting Officer of Janus Aspen Series. Director of Fund Accounting of Janus Capital.

Kelley Abbott Howes* - Secretary
100 Fillmore Street

Denver, CO 80206-4928
     Secretary of Janus Aspen Series. President, Janus Distributors, Inc. Associate Counsel of Janus Capital. Formerly (1990 to 1994), with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration services).




William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee of Janus Aspen Series. President of HPS Corporation, Boulder, Colorado (manufacturer of vacuum fittings and valves).

Gary O. Loo - Trustee
102 N. Cascade, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Aspen Series. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments).


--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Trust's Executive Committee.

Dennis B. Mullen - Trustee

14103 Denver West Parkway
Golden, CO 80401

     Trustee of Janus Aspen Series. President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain). Formerly (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Aspen Series. Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).


James T. Rothe - Trustee
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
     Trustee of Janus Aspen Series. Professor of Business, University of Colorado, Colorado Springs, Colorado. Principal, Phillips-Smith Retail Group, Colorado Springs, Colorado (a venture capital firm). Formerly (1986-1994), Dean of the College of Business, University of Colorado, Colorado Springs, Colorado.


     The Trustees are responsible for major decisions relating to the Fund's objective, policies and techniques. The Trustees also supervise the operation of the Fund by its officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Agreement and Declaration of Trust ("Declaration of Trust"), Massachusetts law or the 1940 Act.


     The following table shows the aggregate compensation earned by and paid to each Trustee by the Fund described in this SAI and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement from the Fund or the Janus Funds.



                                                     Aggregate Compensation            Total Compensation
                                                             from the                        from the
                                                       Fund for fiscal year        Janus Funds for calendar year
Name of Person, Position                             ended October 31, 1996**       ended December 31, 1996***
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                                     $0                            $0
James P. Craig, III, Trustee*                                   $0                            $0
John W. Shepardson, Trustee+                                    $0                            $73,000
William D. Stewart, Trustee                                     $0                            $70,000
Gary O. Loo, Trustee                                            $0                            $70,000
Dennis B. Mullen, Trustee                                       $0                            $67,000
Martin H. Waldinger, Trustee                                    $0                            $73,000
James T. Rothe, Trustee++                                       $0                            $0
------------------------------------------------------------------------------------------------------------------------------------

* An interested person of the Fund and of Janus Capital. Compensated by Janus Capital and not the Fund.
**   The Fund had not commenced operations as of October 31, 1996.
*** As of December 31, 1996, Janus Funds consisted of two registered investment companies comprised of a total of 29 funds.
+    Mr. Shepardson retired on March 31, 1997.
++   Mr. Rothe began serving as Trustee on January 1, 1997.


PURCHASE OF SHARES

     As stated in the Prospectus, Janus Distributors is a distributor of the Fund's shares. Shares of the Fund are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") next occurring after a purchase order is received and accepted by the Fund. The Shareholder's Manual Section of the Prospectus contains detailed information about the purchase of shares.

NET ASSET VALUE DETERMINATION


     As stated in the Prospectus, the net asset value ("NAV") of Fund shares is determined once each day on which the New York Stock Exchange ("NYSE") is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day,

Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per share NAV of the Fund is determined by dividing the total value of the Fund's securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Fund are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Fund and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.


     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's NAV is not calculated. The Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     If investors do not elect in writing or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on the Fund's shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first business day following the record date. Checks for cash dividends and distributions and confirmations of reinvestments are usually mailed to shareholders within ten days after the record date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made on the New Account Application form or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that the Fund receives such notice. Investors receiving cash distributions and dividends may elect in writing or by phone to change back to automatic reinvestment at any time.

REDEMPTION OF SHARES

     Procedures for redemption of shares are set forth in the Shareholder's Manual section of the Prospectus. Shares normally will be redeemed for cash, although the Fund retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined. The shareholder has the ability to request a review of valuation in-kind redemptions by the Trustee at their next regularly scheduled meeting.

     The right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS

     Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Prospectus. Applications for specific types of accounts may be obtained by calling the Fund at 1-800-525-3713 or writing to the Fund at P.O. Box 173375, Denver, Colorado 80217-3375.

TELEPHONE TRANSACTIONS

     As stated in the Prospectus, shareholders may initiate a number of transactions by telephone. The Fund, its transfer agent and its distributor disclaim responsibility for the authenticity of instructions received by telephone. Such entities will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and tape recording telephone conversations.

SYSTEMATIC REDEMPTIONS

     As stated in the Shareholder's Manual section of the Prospectus, if you have a regular account or are eligible for normal distributions from a retirement plan, you may establish a systematic redemption option. The payments will be made from the proceeds of periodic redemptions of shares in the account at the NAV. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account. Either an investor or the Fund, by written notice to the other, may terminate the investor's systematic redemption option without penalty at any time.

     Information about requirements to establish a systematic redemption option may be obtained by writing or calling the Fund at the address or phone number shown above.

RETIREMENT PLANS

     The Fund offers several different types of tax-deferred retirement plans that an investor may establish to invest in Fund shares, depending on rules prescribed by the Code. The Individual Retirement Account ("IRA") may be used by most individuals who have taxable compensation. Simplified Employee Pension Plans ("SEPs") and Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) may be used by most employers, including corporations, partnerships and sole proprietors, for the benefit of business owners and their employees. In addition, the Fund offers a Section 403(b)(7) Plan for employees of educational organizations and other qualifying tax-exempt organizations. Investors should consult their tax advisor or legal counsel before selecting a retirement plan.

     Contributions under IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant. The investment is then held by Investors Fiduciary Trust Company as custodian. Each participant's account is charged an annual fee of $12. There is a maximum annual fee of $24 per taxpayer identification number.


     Distributions from retirement plans generally are subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 591/2. Several exceptions to the general rule may apply. Additionally, shareholders generally must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 701/2. Exceptions may apply so please consult your tax advisor. Several methods exist to determine the amount of the minimum annual distribution. Shareholders should consult with their tax advisor or legal counsel prior to receiving any distribution from any retirement plan, in order to determine the income tax impact of any such distribution.


     To receive additional information about IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans along with the necessary materials to establish an account, please call the Fund at 1-800-525-3713 or write to the Fund at P.O. Box 173375, Denver, Colorado 80217-3375. No contribution to an IRA, SEP, Defined Contribution Plan or Section 403(b)(7) Plan can be made until the appropriate forms to establish any such plan have been completed.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS


     It is a policy of the Fund to make distributions of substantially all of its investment income and any net realized capital gains. The Fund declares and makes annual distributions of income (if any). Any capital gains realized during each fiscal year ended October 31, as defined by the Code, are normally declared and payable to shareholders in December. The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code.


     The Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Fund, if these instruments are profitable, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed.

     Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Accordingly, the Fund does not intend to make the election permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit as this would increase the taxable income reported to shareholders and require shareholders to take the credit on their tax returns, complicating the preparation of such returns. As a result, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income.


PRINCIPAL SHAREHOLDERS

     As of June 3, 1997, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund. In addition, as of June 3, 1997, Charles Schwab & Co., Inc. ("Schwab"), 101 Montgomery Street, San Francisco, CA 94104-4122, and National Financial Services, Co. ("National Financial"), P.O. Box 3908, Church Street Station, New York, NY 10008-3908, owned of record 10.49% and 5.23%, respectively, of the Fund's outstanding shares. According to information provided by Schwab and National Financial, this ownership is by nominee only and does not represent beneficial ownership of such shares, because they have no investment discretion or voting power with respect to such shares. To the knowledge of the Fund, no other person owned more than 5% of the outstanding shares of the Fund as of the above date.


MISCELLANEOUS INFORMATION


     The Fund is a series of the Trust, a Massachusetts business trust which was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust offers 18 other series by other prospectuses.


     Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

     Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Fund for all losses and expenses of any Fund shareholder held liable for the obligations of the Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of the Fund is limited to circumstances in which the Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Fund to avoid, to the extent possible, liability of shareholders for liabilities of the Fund.

SHARES OF THE TRUST

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of the Fund are fully paid and nonassessable when issued. All shares of the Fund participate equally in dividends and other distributions by the Fund, and in residual assets of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights. Shares of the Fund may be transferred by endorsement or stock power as is customary, but the Fund is not bound to recognize any transfer until it is recorded on its books.

VOTING RIGHTS


     The present Trustees were elected at a meeting of shareholders held on July 10, 1992, with the exception of Mr. Craig and Mr. Rothe who were appointed by the Trustees as of June 30, 1995 and January 1, 1997, respectively. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Fund, to amend the Declaration of Trust, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Trust's Bylaws or the Trustees.


     Each share of the Fund and of each other series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. The Fund and each other series of the Trust will vote separately only with respect to those matters that affect only that series or if a portfolio's interest in a matter differs from the interests of other portfolios of the Trust.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Fund, audit the Fund's annual financial statements and prepare its tax returns.

REGISTRATION STATEMENT

     The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION

     The  Prospectus   contains  a  brief  description  of  how  performance  is
calculated.

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     The Fund was made available for public sale on December 31, 1996. The lifetime total return, for the period December 31, 1996 through April 30, 1997 was 8.30%.


     Quotations of the Fund's yield are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       cd

where a = dividend and interest income
      b = expenses accrued for the period
      c = average daily number of shares outstanding during the period that were entitled to receive dividends
      d = maximum net asset value per share on the last day of the period

     From time to time in advertisements or sales material, the Fund may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc., Ibbotson Associates, Micropal or Morningstar or by publications of general interest such as Forbes or Money. The Fund may also compare its performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Midcap Index, the Dow Jones Industrial Average, the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government/ Corporate 1-3 Year Bond Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Intermediate Government Bond Index, the Lehman Brothers Municipal Bond Index, the Russell 2000 Index and the NASDAQ composite. In addition, the Fund may compare its total return to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Fund and such other funds or market indicators may be comprised of securities that differ significantly from the Fund's investments.


FINANCIAL STATEMENTS

     The following unaudited financial statements for the period ended April 30, 1997 are hereby incorporated into this SAI by reference to the Fund's Semiannual Report dated April 30, 1997. A copy of such report accompanies this SAI.

DOCUMENTS INCORPORATED BY REFERENCE TO THE SEMIANNUAL REPORT:

     Schedule of Investments as of April 30, 1997

     Statement of Operations for the period December 31, 1996 to April 30, 1997

     Statement of Assets and Liabilities as of April 30, 1997

     Statement of Changes in Net Assets for the period December 31, 1996 to April 30, 1997

     Financial Highlights for the period December 31, 1996 to April 30, 1997

     Notes to Financial Statements

     The portions of such Semiannual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

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


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
                              JANUS INVESTMENT FUND
                           PART C - OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

     List  all  financial   statements   and  exhibits  filed  as  part  of  the
Registration Statement.

     (a)(1)    Financial Statements Included in the Prospectus:

               Financial Highlights for Janus Special Situations Fund

     (a)(2) Financial Statements Incorporated by Reference into the Statement of Additional Information:

                    The Financial Statements for Janus Special Situations Fund dated April 30, 1997, are incorporated by reference into the Statement of Additional Information.

     (b)  Exhibits:

          Exhibit 1      (a)            Agreement and Declaration of Trust dated
                                        February 11, 1986 is incorporated herein
                                        by   reference   to   Exhibit   1(a)  to
                                        Post-Effective Amendment No. 79.

                         (b) Certificate of Designation for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 79.

                         (c) Certificate of Designation for Janus Worldwide Fund is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 79.

                         (d) Certificate of Designation for Janus Twenty Fund is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 80.

                         (e) Certificate of Designation for Janus Flexible Income Fund is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 80.

                         (f) Certificate of Designation for Janus Intermediate Government Securities Fund is hereby withdrawn.

                         (g) Certificate of Designation for Janus Venture Fund is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 80.

                         (h) Certificate of Designation for Janus Enterprise Fund is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 80.

                         (i) Certificate of Designation for Janus Balanced Fund is incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 80.

                         (j) Certificate of Designation for Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 80.

                         (k) Certificate of Designation for Janus Federal Tax-Exempt Fund is filed herein as Exhibit 1(k).

                         (l) Certificate of Designation for Janus Mercury Fund is filed herein as Exhibit 1(l).

                         (m) Certificate of Designation for Janus Overseas Fund is filed herein as Exhibit 1(m).

                         (n) Form of Amendment to the Registrant's Agreement and Declaration of Trust is filed herein as Exhibit 1(n).

                         (o) Form of Certificate of Designation for Janus Money Market Fund, Janus Government Money Market Fund and Janus
                                        Tax-Exempt Money Market Fund is filed herein as Exhibit 1(o).

                         (p) Form of Certificate of Designation for Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to Exhibit 1(p) to Post-Effective Amendment No. 68.

                         (q) Certificate of Designation for Janus Equity Income Fund is incorporated herein by reference to Exhibit 1(q) to Post-Effective Amendment No. 72.

                         (r) Form of Certificate of Establishment and Designation for Janus Special Situations Fund is incorporated herein by reference to Exhibit 1(r) to Post-Effective Amendment No. 75.

                         (s) Form of Amendment to Registrant's Agreement and Declaration of Trust is incorporated herein by reference to
                                        Exhibit 1(s) to Post-Effective Amendment
                                        No. 75.

          Exhibit 2      (a)            Restated Bylaws are incorporated  herein
                                        by   reference   to   Exhibit   2(a)  to
                                        Post-Effective Amendment No. 71.

                         (b) First Amendment to the Bylaws is incorporated herein by reference to
                                        Exhibit 2(b) to Post-Effective Amendment
                                        No. 71.

          Exhibit 3                     Not Applicable.

          Exhibit 4      (a)            Specimen  Stock  Certificate  for  Janus
                                        Fund(1)   is   incorporated   herein  by
                                        reference    to    Exhibit    4(b)    to
                                        Post-Effective Amendment No. 79.

                         (b) Specimen Stock Certificate for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 79.

                         (c) Specimen Stock Certificate for Janus Worldwide Fund is incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 79.

                         (d) Specimen Stock Certificate for Janus Twenty Fund(1) is incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 80.

                         (e) Specimen Stock Certificate for Janus Flexible Income Fund(1) is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 80.

                         (f)            Specimen  Stock  Certificate  for  Janus
                                        Intermediate    Government    Securities
                                        Fund(1) is hereby withdrawn.

                         (g) Specimen Stock Certificate for Janus Venture Fund(1) is incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 80.

                         (h) Specimen Stock Certificate for Janus Enterprise Fund is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 80.


-------------------
(1) Outstanding certificates representing shares of predecessor entity to this series of the Trust are deemed to represent shares of this series.

                         (i) Specimen Stock Certificate for Janus Balanced Fund is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 80.

                         (j) Specimen Stock Certificate for Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 80.

                         (k) Specimen Stock Certificate for Janus Federal Tax-Exempt Fund is filed herein as Exhibit 4(k).

                         (l) Specimen Stock Certificate for Janus Mercury Fund is filed herein as Exhibit 4(l).

                         (m) Specimen Stock Certificate for Janus Overseas Fund is filed herein as Exhibit 4(m).

                         (n) Revised Specimen Stock Certificates for Janus High-Yield Fund and Janus Olympus Fund are incorporated herein by
                                        reference    to    Exhibit    4(n)    to
                                        Post-Effective Amendment No. 79.

                         (o) Revised Specimen Stock Certificate for Janus Equity Income Fund is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 79.

                         (p) Revised Specimen Stock Certificate for Janus Special Situations Fund is incorporated herein by reference to
                                        Exhibit 4(p) to Post-Effective Amendment
                                        No. 79.

          Exhibit 5      (a)            Restated  form  of  Investment  Advisory
                                        Agreement for Janus Fund is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 79.

                         (b) Restated form of Investment Advisory Agreement for Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to
                                        Exhibit 5(b) to Post-Effective Amendment
                                        No. 79.

                         (c) Restated form of Investment Advisory Agreement for Janus Twenty Fund and Janus Venture Fund is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 79.

                         (d) Restated form of Investment Advisory Agreement for Janus Flexible Income Fund is incorporated herein by reference to
                                        Exhibit 5(d) to Post-Effective Amendment
                                        No. 79.

                         (e) Restated form of Investment Advisory Agreement for Janus Enterprise Fund, Janus Balanced Fund and Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 79.

                         (f) Restated form of Investment Advisory Agreement for Janus Federal Tax-Exempt Fund and Janus Mercury Fund is incorporated herein by reference to
                                        Exhibit 5(f) to Post-Effective Amendment
                                        No. 79.

                         (g) Restated form of Investment Advisory Agreement for Janus Overseas Fund is incorporated herein by reference to
                                        Exhibit 5(g) to Post-Effective Amendment
                                        No. 79.

                         (h) Form of Investment Advisory Agreement for Janus Money Market Fund, Janus
                                        Government  Money  Market Fund and Janus
                                        Tax-Exempt    Money   Market   Fund   is
                                        incorporated   herein  by  reference  to
                                        Exhibit 5(h) to Post-Effective Amendment
                                        No. 64.

                         (i) Restated form of Investment Advisory Agreement for Janus High-Yield Fund is incorporated herein by reference to
                                        Exhibit 5(i) to Post-Effective Amendment
                                        No. 79.

                         (j)            Restated  form  of  Investment  Advisory
                                        Agreement  for  Janus  Olympus  Fund  is
                                        incorporated   herein  by  reference  to
                                        Exhibit 5(j) to Post-Effective Amendment
                                        No. 79.

                         (k) Form of Investment Advisory Agreement for Janus Equity Income Fund is
                                        incorporated   herein  by  reference  to
                                        Exhibit 5(k) to Post-Effective Amendment
                                        No. 73.

                         (l) Form of Investment Advisory Agreement for Janus Special Situations Fund is incorporated herein by reference to
                                        Exhibit 5(l) to Post-Effective Amendment
                                        No. 75.

          Exhibit 6 Form of Distribution Agreement between Janus Investment Fund and Janus Distributors, Inc. is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 57.

          Exhibit 7                     Not Applicable.

          Exhibit 8      (a)            Custodian    Contract    between   Janus
                                        Investment  Fund and State  Street  Bank
                                        and Trust Company is incorporated herein
                                        by   reference   to   Exhibit   8(a)  to
                                        Post-Effective Amendment No. 79.

                         (b) Amendment dated April 25, 1990 of State Street Custodian Contract is incorporated herein by reference to
                                        Exhibit 8(b) to Post-Effective Amendment
                                        No. 79.

                         (c) Letter Agreement dated February 1, 1991 regarding State Street Custodian Contract is incorporated herein by
                                        reference    to    Exhibit    8(c)    to
                                        Post-Effective Amendment No. 79.

                         (d) Custodian Contract between Janus Investment Fund and Investors Fiduciary Trust Company filed as Exhibit 8(d) to Post-Effective Amendment No. 79 is hereby withdrawn.

                         (e) Letter Agreement dated October 9, 1992 regarding State Street Custodian Agreement is filed herein as Exhibit 8(e).

                         (f) Letter Agreement dated April 28, 1993 regarding State Street Custodian Agreement is filed herein as Exhibit 8(f).

                         (g) Letter Agreement dated April 4, 1994 regarding State Street Custodian Agreement is filed herein as Exhibit 8(g).

                         (h) Form of Custody Agreement between Janus Investment Fund, on behalf of Janus Money Market Fund, Janus Government
                                        Money  Market Fund and Janus  Tax-Exempt
                                        Money Market Fund,  and United  Missouri
                                        Bank,  N.A.  is filed  herein as Exhibit
                                        8(h).

                         (i) Letter Agreement dated December 12, 1995 regarding State Street Custodian Contract is incorporated herein by
                                        reference    to    Exhibit    8(i)    to
                                        Post-Effective Amendment No. 72.

                         (j) Amendment dated October 11, 1995 of State Street Custodian Contract is incorporated herein by reference to
                                        Exhibit 8(j) to Post-Effective Amendment
                                        No. 71.

                         (k) Form of Amendment dated September 10, 1996 of State Street Custodian Contract is incorporated herein by reference to
                                        Exhibit 8(k) to Post-Effective Amendment
                                        No. 75.

                         (l) Letter Agreement dated September 10, 1996 regarding State Street Custodian Contract is incorporated herein by
                                        reference    to    Exhibit    8(l)    to
                                        Post-Effective Amendment No. 75.

                         (m) Form of Subcustodian Contract between United Missouri Bank, N.A., and State Street Bank and Trust Company is incorporated herein by reference to
                                        Exhibit   8(m)   to   Post-    Effective
                                        Amendment No. 75.

          Exhibit 9      (a)            Transfer Agency Agreement with Investors
                                        Fiduciary Trust Company filed as Exhibit
                                        9(a) to Post-Effective Amendment No. 79 is hereby withdrawn.

                         (b) Subagency Agreement between Janus Service Corporation and Investors Fiduciary Trust Company filed as Exhibit 9(b) to Post-Effective Amendment No. 79 is hereby withdrawn.

                         (c) Form of Administration Agreement with Janus Capital Corporation for Janus
                                        Money  Market  Fund,   Janus  Government
                                        Money  Market Fund and Janus  Tax-Exempt
                                        Money  Market  Fund is filed  herein  as
                                        Exhibit 9(c).

                         (d) Transfer Agency Agreement dated December 9, 1994 with Janus Service Corporation for Janus Money Market Fund, Janus
                                        Government  Money  Market Fund and Janus
                                        Tax-Exempt  Money  Market  Fund filed as
                                        Exhibit 9(d) to Post-Effective Amendment
                                        No. 64 is withdrawn.

                         (e) Transfer Agency Agreement dated September 27, 1995 with Janus Service Corporation for Janus Money Market Fund, Janus Government Money Market Fund,
                                        Janus   Tax-Exempt  Money  Market  Fund,
                                        Janus  High-Yield Fund and Janus Olympus
                                        Fund is incorporated herein by reference
                                        to   Exhibit   9(e)  to   Post-Effective
                                        Amendment No. 70.

                         (f) Letter Agreement dated December 21, 1995 regarding Janus Service Corporation Transfer Agency Agreement is incorporated herein by reference to
                                        Exhibit   9(f)   to   Post-    Effective
                                        Amendment No. 72.

                         (g) Letter Agreement dated May 21, 1996 regarding Janus Service Corporation Transfer Agency Agreement is incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 73.

                         (h) Form of Amended Administration Agreement with Janus Capital Corporation for Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 77.

                         (i) Letter Agreement dated September 10, 1996 regarding Janus Service Corporation Transfer Agency Agreement is incorporated herein by reference to
                                        Exhibit 9(i) to Post-Effective Amendment
                                        No. 76.

          Exhibit 10     (a)            Opinion  and  Consent of Messrs.  Davis,
                                        Graham & Stubbs  with  respect to shares
                                        of Janus Fund is incorporated  herein by
                                        reference   to   Exhibit   10   (a)   to
                                        Post-Effective Amendment No. 79.

                         (b) Opinion and Consent of Fund Counsel with respect to shares of Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to
                                        Exhibit    10(b)    to    Post-Effective
                                        Amendment No. 79.

                         (c) Opinion and Consent of Fund Counsel with respect to shares of Janus Enterprise Fund, Janus Balanced Fund and Janus Short-Term Bond Fund is incorporated herein by reference to Exhibit 10(c) to Post-Effective Amendment No. 80.

                         (d) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Twenty Fund is filed herein as
                                        Exhibit 10(d).

                         (e) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Venture Fund is filed herein as
                                        Exhibit 10(e).

                         (f) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Flexible Income Fund is filed herein as Exhibit 10(f).

                         (g) Opinion and Consent of Messrs. Sullivan and Worcester with respect to shares of Janus Intermediate Government Securities Fund is hereby withdrawn.

                         (h) Opinion and Consent of Fund Counsel with respect to shares of Janus Federal Tax-Exempt Fund and Janus Mercury Fund is filed herein as Exhibit 10(h).

                         (i) Opinion and Consent of Fund Counsel with respect to shares of Janus Overseas Fund is filed herein as Exhibit 10(i).

                         (j) Opinion and Consent of Fund Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is filed herein as Exhibit 10(j).

                         (k) Opinion and Consent of Fund Counsel with respect to Institutional Shares of Janus Money Market Fund, Janus Government
                                        Money  Market Fund and Janus  Tax-Exempt
                                        Money  Market  Fund is filed  herein  as
                                        Exhibit 10(k).

                         (l) Opinion and Consent of Fund Counsel with respect to shares of Janus High-Yield Fund and Janus Olympus Fund is incorporated herein by reference to
                                        Exhibit    10(l)    to    Post-Effective
                                        Amendment No. 68.

                         (m) Opinion and Consent of Fund Counsel with respect to shares of Janus Equity Income Fund is incorporated herein by reference to Exhibit 10(m) to Post-Effective Amendment No. 72.

                         (n) Opinion and Consent of Fund Counsel with respect to shares of Janus Special Situations Fund is incorporated herein by reference to Exhibit 10(n) to Post-Effective Amendment No. 75.

                         (o) Opinion and Consent of Fund Counsel with respect to shares of Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 10(o) to Post-Effective Amendment No. 76.

          Exhibit 11 Consent of Price Waterhouse LLP is filed herein as Exhibit 11.

          Exhibit 12                    Not Applicable.

          Exhibit 13                    Not Applicable.

          Exhibit 14     (a)            Model  Individual   Retirement  Plan  is
                                        filed herein as Exhibit 14(a).

                         (b) Model Defined Contribution Retirement Plan is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 41.

                         (c) Model Section 403(b)(7) Plan is filed herein as Exhibit 14(c).

          Exhibit 15                    Not Applicable.

          Exhibit 16     (a)            Computation    of   Total    Return   is
                                        incorporated   herein  by  reference  as
                                        Exhibit    16(a)    to    Post-Effective
                                        Amendment No. 80.

                         (b) Computation of Current Yield and Effective Yield is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 67.

          Exhibit 17 Powers of Attorney dated as of May 20, 1997, are filed herein as Exhibit 17.

          Exhibit 18     (a)            Form of plan entered into by Janus Money
                                        Market  Fund,   Janus  Government  Money
                                        Market Fund and Janus Tax- Exempt  Money
                                        Market  Fund   pursuant  to  Rule  18f-3
                                        setting  forth the separate  arrangement
                                        and expense  allocation of each class of
                                        such  Funds   filed  as  Exhibit  18  to
                                        Post-Effective   Amendment   No.  66  is
                                        withdrawn.

                         (b) Restated form of Rule 18f-3 Plan entered into by Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to
                                        Exhibit    18(b)    to    Post-Effective
                                        Amendment No. 69.

                         (c) Amended and Restated form of Rule 18f-3 Plan entered into by Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit 18(c) to Post-Effective Amendment No. 78.

          Exhibit 27                    Financial   Data   Schedule   for  Janus
                                        Special Situations Fund is filed herein as Exhibit 27.


ITEM 25.  Persons Controlled by or Under Common Control with Registrant
          None

ITEM 26.  Number of Holders of Securities

          The number of record holders of shares of the Registrant as of June 3, 1997, was as follows:

                                                       Number of
          Title of Class                               Record Holders

          Janus Fund shares                                  797,477
          Janus Growth and Income Fund shares                113,590
          Janus Worldwide Fund shares                        340,728
          Janus Overseas Fund shares                         101,511
          Janus Twenty Fund shares                           344,645
          Janus Flexible Income Fund shares                   29,454
          Janus Venture Fund shares                          103,146
          Janus Enterprise Fund shares                        76,504
          Janus Balanced Fund shares                          24,396
          Janus Short-Term Bond Fund shares                    4,674
          Janus Federal Tax-Exempt Fund shares                 3,902
          Janus Mercury Fund shares                          205,634
          Janus Money Market Fund - Investor Shares           77,022
          Janus Money Market Fund - Institutional Shares          59
          Janus Money Market Fund - Service Shares                 1
          Janus Government Money
               Market Fund - Investor Shares                  11,006
          Janus Government Money
               Market Fund - Institutional Shares                  7
          Janus Government Money
               Market Fund - Service Shares                        2
          Janus Tax-Exempt Money
               Market Fund - Investor Shares                   5,483
          Janus Tax-Exempt Money
               Market Fund - Institutional Shares                  7
          Janus Tax-Exempt Money
               Market Fund - Service Shares                        1
          Janus High-Yield Fund shares                         8,904
          Janus Olympus Fund shares                           48,686
          Janus Equity Income Fund shares                      5,204
          Janus Special Situations Fund shares                16,322

ITEM 27.  Indemnification

     Article VIII of Janus Investment Fund's Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their Fund office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Funds. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.


ITEM 28.  Business and Other Connections of Investment Adviser

     The only business of Janus Capital Corporation is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds and private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Officers and Trustees" in the currently effective Statements of Additional Information of the Registrant. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: Mark B.
Whiston, Vice President and Chief Marketing Officer of Janus Capital Corporation, Director and President of Janus Capital International Ltd.; Marjorie G. Hurd, Vice President of Janus Capital Corporation, Director and President of Janus Service Corporation; and Stephen L. Stieneker, Assistant General Counsel, Chief Compliance Officer and Vice President of Compliance of Janus Capital Corporation. Mr. Michael E. Herman, a director of Janus Capital Corporation, is Chairman of the Finance Committee (1990 to present) of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, Missouri 64112. Mr. Michael
N. Stolper, a director of Janus Capital Corporation, is President of Stolper & Company, Inc., 525 "B" Street, Suite 1080, San Diego, California 92101, an investment performance consultant. Mr. Thomas A. McDonnell, a director of Janus Capital Corporation, is President, Chief Executive Officer and a Director of DST Systems, Inc., 1055 Broadway, 9th Floor, Kansas City, Missouri 64105, provider of data processing and recordkeeping services for various mutual funds, and is Executive Vice President and a director of Kansas City Southern Industries, Inc., 114 W. 11th Street, Kansas City, Missouri 64105, a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Mr. Landon H. Rowland, a director of Janus Capital Corporation, is President and Chief Executive Officer of Kansas City Southern Industries, Inc.


ITEM 29.  Principal Underwriters

          (a) Janus Distributors, Inc. ("Janus Distributors") serves as a principal underwriter for the Registrant and the Retirement Shares of Janus Aspen Series only.

          (b) The principal business address, positions with Janus Distributors and positions with Registrant of Steven R. Goodbarn, officer and director of Janus Distributors, are described under "Officers and Trustees" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are Kelley Abbott Howes, President, and Jennifer A. Davis, Secretary. Ms. Howes's position with the Registrant is described under "Officers and Trustees" in the Statement of Additional Information. Ms. Davis does not hold any positions with the Registrant. The principal business address of each person is 100 Fillmore Street, Denver, Colorado 80206-4928.

          (c)  Not applicable.


ITEM 30.  Location of Accounts and Records

     The  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Corporation and Janus Service Corporation, both of which are located at 100 Fillmore Street, Denver, Colorado 80206-4928, and by State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts 02101, and United Missouri Bank, P.O. Box 419226, Kansas City, Missouri 64141-6226.


ITEM 31.  Management Services

     The Registrant has no management-related service contract which is not discussed in Part A or Part B of this form.


ITEM 32.  Undertakings

          (a)  Not applicable.

          (b)  Not applicable.

          (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 26th day of June, 1997.

                                 JANUS INVESTMENT FUND


                                 By:  /s/ Steven R. Goodbarn
                                      Steven R. Goodbarn
                                      Vice President and Chief Financial Officer
                                      (Principal Financial Officer)

     Janus Investment Fund is organized under the Agreement and Declaration of Trust of the Registrant dated February 11, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                         Date


Thomas H. Bailey*             President                     June 26, 1997
Thomas H. Bailey              (Principal Executive
                              Officer) and Trustee


/s/ Glenn P. O'Flaherty       Treasurer and Chief           June 26, 1997
Glenn P. O'Flaherty           Accounting Officer
                              (Principal Accounting
                              Officer)

/s/ James P. Craig, III       Trustee                       June 26, 1997
James P. Craig, III

Gary O. Loo*                  Trustee                       June 26, 1997
Gary O. Loo

Dennis B. Mullen*             Trustee                       June 26, 1997
Dennis B. Mullen

James T. Rothe*               Trustee                       June 26, 1997
James T. Rothe

William D. Stewart*           Trustee                       June 26, 1997
William D. Stewart

Martin H. Waldinger*          Trustee                       June 26, 1997
Martin H. Waldinger



/s/ Steven R. Goodbarn
*By Steven R. Goodbarn
    Attorney-in-Fact

                                INDEX OF EXHIBITS

     Exhibit 1(k)             Certificate  of  Designation   for  Janus  Federal
                              Tax-Exempt Fund

     Exhibit 1(l)             Certificate of Designation for Janus Mercury Fund

     Exhibit 1(m)             Certificate of Designation for Janus Overseas Fund

     Exhibit 1(n) Form of Amendment to the Registrant's Agreement and Declaration of Trust

     Exhibit 1(o) Form of Certificate of Designation for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund

     Exhibit 4(k)             Specimen  Stock   Certificate  for  Janus  Federal
                              Tax-Exempt Fund

     Exhibit 4(l)             Specimen Stock Certificate for Janus Mercury Fund

     Exhibit 4(m)             Specimen Stock Certificate for Janus Overseas Fund

     Exhibit 8(e)             Letter Agreement dated October 9, 1992

     Exhibit 8(f)             Letter Agreement dated April 28, 1993

     Exhibit 8(g)             Letter Agreement dated April 4, 1994

     Exhibit 8(h) Form of Custody Agreement between Janus Investment Fund on behalf of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund and United Missouri Bank, N.A.

     Exhibit 9(c) Form of Administration Agreement with Janus Capital Corporation for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund

     Exhibit 10(d)            Opinion  and  Consent  of Fund  Counsel  for Janus
                              Twenty Fund

     Exhibit 10(e)            Opinion  and  Consent  of Fund  Counsel  for Janus
                              Venture Fund

     Exhibit 10(f) Opinion and Consent of Fund Counsel for Janus Flexible Income Fund

     Exhibit 10(h) Opinion and Consent of Fund Counsel for Janus Federal Tax-Exempt Fund and Janus Mercury Fund

     Exhibit 10(i)            Opinion  and  Consent  of Fund  Counsel  for Janus
                              Overseas Fund

     Exhibit 10(j) Opinion and Consent of Fund Counsel for Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund

     Exhibit 10(k) Opinion and Consent of Fund Counsel for Institutional Shares of Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund

     Exhibit 11               Consent of Price Waterhouse

     Exhibit 14(a)            Model Individual Retirement Plan

     Exhibit 14(c)            Model Section 403(b)(7) Plan

     Exhibit 17               Powers of Attorney

     Exhibit 27               Financial Data Schedule